Investment in Qualified Affordable Housing	12 Months Ended
Dec. 31, 2015
Investments in Qualified Affordable Housing [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
Investment in Qualified Affordable Housing
Park makes certain equity investments in various limited partnerships that sponsor affordable housing projects. The purpose of these investments is to achieve a satisfactory return on capital, help create affordable housing opportunities, and assist the Company to achieve our goals associated with the Community Reinvestment Act.
Previously, these investments were accounted for under the cost method of accounting with amortization of the investment being recorded in other expense and tax benefits recognized in the provision for income taxes. During the first quarter of 2015, Park adopted ASU 2014-01, Accounting for Investments in Qualified Affordable Housing Projects, and elected the proportional amortization method with amortization expense and tax benefits recognized through the provision for income taxes. This ASU is required to be applied retrospectively to all periods presented. As a result of these changes, Park recorded a cumulative-effect adjustment to beginning retained earnings.
The following table summarizes the impact of retrospective application to the balance sheet and income statement for all prior periods presented:

(In thousands)	December 31, 2014
Total assets
As previously reported	$7,003,256
As reported under the new guidance	7,001,199

Retained earnings
As previously reported	$486,541
As reported under the new guidance	484,484

Total equity
As previously reported	$698,598
As reported under the new guidance	696,541

(In thousands)	12 months ended December 31, 2014	12 months ended December 31, 2013
Total other expense
As previously reported	$195,234	$188,529
As reported under the new guidance	187,510	181,515

Income tax expense
As previously reported	$28,602	$25,131
As reported under the new guidance	36,459	32,503

Net income
As previously reported	$84,090	$77,227
As reported under the new guidance	83,957	76,869

The table below details the balances of Park’s affordable housing tax credit investments and related unfunded commitments as of December 31, 2015 and 2014.

(In thousands)	December 31, 2015	December 31, 2014
Affordable housing tax credit investments	$51,247	$48,911
Unfunded commitments	20,311	16,629

During the years ended December 31, 2015 and 2014, Park recognized amortization expense of $6.7 million and $6.9 million, respectively, which was included within the provision for income taxes. For the years ended December 31, 2015 and 2014, Park recognized tax credits and other benefits from its affordable housing tax credit investments of $8.9 million and $8.8 million, respectively.